EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of total shares issued and proceeds received in public offerings
The following table summarizes the total shares issued and proceeds received in public offerings of the Company's common stock net of offering costs for the year ended December 31, 2013 (in millions, except per share data):

	Shares Issued		Offering Price Per Share	Proceeds Net Of Offering Costs
2013
July 2013	601,590	(1)	$13.50	$7.7
June 2013	18,000,000		13.50	234.6
Total for the year ended December 31, 2013	18,601,590			$242.3
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(1)
The Company granted the underwriters an option to purchase up to an additional 2.7 million shares of common stock. This amount represents the partial exercise of the option to purchase additional shares by the underwriters.

Schedule of restricted stock grants awarded
The following table details the restricted stock grants awarded as of December 31, 2015:

Grant Date	Vesting Start Date	Shares Granted
May 1, 2012	July 1, 2012	35,135
June 18, 2012	July 1, 2012	7,027
July 9, 2012	October 1, 2012	25,000
June 26, 2013	July 1, 2013	22,526
November 25, 2013	November 25, 2016	30,381
January 31, 2014	August 31, 2015	48,273
February 26, 2014	February 26, 2014	12,030
February 27, 2014	August 27, 2014	22,354
June 24, 2014	June 24, 2014	17,658
June 24, 2015	July 1, 2015	25,555
Total		245,939

Schedule of restricted stock award activity
The following tables summarize the non-vested shares of restricted stock and the vesting schedule of shares of restricted stock for the Company's directors and officers and employees of ACRE Capital as of December 31, 2015.

Schedule of Non-Vested Share and Share Equivalents

	Restricted Stock Grants—Directors	Restricted Stock Grants—Officer	Restricted Stock Grants—Employees	Total
Balance at December 31, 2014	21,324	10,936	78,654	110,914
Granted	25,555	—	—	25,555
Vested	(27,114)	(6,250)	(16,091)	(49,455)
Forfeited	(2,820)	—	—	(2,820)
Balance at December 31, 2015	16,945	4,686	62,563	84,194

Future anticipated vesting schedule of restricted stock awards
Future Anticipated Vesting Schedule

	Restricted Stock Grants—Directors	Restricted Stock Grants—Officer	Restricted Stock Grants—Employees (1)	Total
2016	16,111	4,686	30,381	51,178
2017	834	—	—	834
2018	—	—	—	—
2019	—	—	—	—
2020	—	—	—	—
Total	16,945	4,686	30,381	52,012
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(1)
Future anticipated vesting related to an employee of ACRE Capital that was granted restricted stock that vests in proportion to certain financial performance targets being met over a specified period of time is not included due to uncertainty in actual vesting date.

Summary of activity in the Company's vested and nonvested shares of restricted stock
The following table summarizes the restricted stock compensation expense included in general and administrative expenses for ACRE and compensation and benefits for ACRE Capital, the total fair value of shares vested and the weighted average grant date fair value of the restricted stock granted to the Company's directors and officers and employees of ACRE Capital for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	For the year ended December 31,
	2015				2014				2013
	Restricted Stock Grants				Restricted Stock Grants				Restricted Stock Grants
	Directors	Officer	Employees	Total	Directors	Officer	Employees	Total	Directors	Officer	Employees	Total
Compensation expense(1)	$330	$106	$399	$835	$445	$106	$388	$939	$408	$106	$10	$524
Total fair value of shares vested(2)	313	72	201	586	399	79	56	534	366	92	—	458
Weighted average grant date fair value	299	—	—	299	385	—	944	1,329	289	—	398	687
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(1)
Compensation expense for ACRE Capital employees is included in compensation and benefits expense for the years ended December 31, 2015, 2014 and 2013 in the reconciliation of net income from discontinued operations held for sale, net of income taxes. See Note 17 included in these consolidated financial statements for more information.

(2)	Based on the closing price of the Company's common stock on the NYSE on each vesting date.